STOCK COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2013
STOCK COMPENSATION PLANS
Summary of stock option transactions

	2013	2012
Outstanding shares at beginning of year	242,152	392,152
Granted during the year	—	—
Exercised during the year	—	—
Expired / forfeited during the year	(5,000)	—
Surrendered/exchanged for restricted stock	—	(150,000)
Outstanding shares at end of year	237,152	242,152
Exercisable shares at end of year	124,861	126,361
Weighted average exercise price per share at end of year	$9.88	$9.88
Shares available for grant at end of year	—	—

Summary of the options outstanding and exercisable

Following is a summary of the options outstanding and exercisable at December 31, 2013:

				Weighted
				Average
				Remaining
Exercise	Number of Shares			Contractual
Price	Outstanding	Exercisable	Unvested Options	Life-Years

$9.75	217,152	120,861	96,291	0.96
$10.65	10,000	2,000	8,000	1.54
$12.00	10,000	2,000	8,000	2.96

	237,152	124,861	112,291	1.07